Debt - Schedule of Debt Interest Rate (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Line of Credit | Revolver, $400 million
Debt Instrument [Line Items]
Marginal interest rate	2.00%
Credit facility amount	$ 400,000,000
Floor interest rate	0.00%
Senior Secured Credit | Eurocurrency | Term Loan A
Debt Instrument [Line Items]
Marginal interest rate	2.00%
Senior Secured Credit | Eurocurrency | Term Loan B
Debt Instrument [Line Items]
Marginal interest rate	2.25%
Senior Secured Credit | Eurocurrency | Revolver, $400 million
Debt Instrument [Line Items]
Marginal interest rate	2.00%
Senior Secured Credit | Base Rate | Term Loan A
Debt Instrument [Line Items]
Marginal interest rate	1.00%
Senior Secured Credit | Base Rate | Term Loan B
Debt Instrument [Line Items]
Marginal interest rate	1.25%
Senior Secured Credit | Base Rate | Revolver, $400 million
Debt Instrument [Line Items]
Marginal interest rate	1.00%